UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year of Quarter Ended: September 30, 2008

Check here if Amendment [_]; Amendment Number:

This Amendment (Check only one.):
       [_] is a restatement.
       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Park West Asset Management LLC
Address:    900 Larkspur Landing Circle, Suite 165
            Larkspur, California 94939

Form 13F File Number:028-12265

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

           Person Signing this Report on Behalf of Reporting Manager:
                                 James J. Watson
                             Chief Financial Officer
                                 (415) 354-0677


                               /s/ James J. Watson
                            ------------------------
                              Larkspur, California
                               November 12, 2008


                                  Report Type:
                               13F Holdings Report

                             Form 13 F Summary Page

                                 Report Summary



Number of Other Included Managers:                  0

Form 13 F Information Table Entry Total:           31

Form 13 F Information Table Value Total: $124,473,000

List of Other Included Managers:                 NONE

                         Park West Asset Management LLC
                            Form 13 F Holdings Report
                               September 30, 2008


Column 1                             Column 2    Column 3  Column 4          Column 5         Column 6 Column 7        Column 8
--------------------------------    ----------  ---------  --------  -----------------------  -------- --------  ------------------
                                     Title of               Value     Shares/     Sh/   Put/  Invstmnt  Other      Voting Authority
Name of Issuer                         Class      Cusip    (x$1000)   Prn Amt     Prn   Call  Dscretn   Mngrs     Sole   Shared None
--------------------------------    ----------  ---------  --------   --------  ------ -----  -------- --------  ------- ------ ----
ALLIANCE DATA SYSTEMS CORP            COM       018581108    2,057     32,449     SH            SOLE             32,449
ALLIANCE IMAGING INC                  COM       018606202    4,151    404,234     SH            SOLE            404,234
ALTRIA GROUP, INC                     COM       02209S103    3,393    170,994     SH            SOLE            170,994
APPLE, INC                            COM       037833100    3,266     28,732     SH            SOLE             28,732
ATLAS AMERICA, INC                    COM       049167109   11,221    328,968     SH            SOLE            328,968
BROADRIDGE FINL SOLUTIONS IN          COM       11133T103    3,700    240,400     SH            SOLE            240,400
CAI INTERNATIONAL, INC                COM       12477X106    9,027    816,146     SH            SOLE            816,146
COGENT COMMUNICATIONS GROUP           CNV       19239VAB0    4,228  8,900,000     PRN           SOLE          8,900,000
COMCAST CORPORATION CL A              COM       20030N101    2,846    144,972     SH            SOLE            144,972
CONSOL ENERGY INC                     COM       20854P109    2,731     59,502     SH            SOLE             59,502
COVANTA HOLDING CORP                  COM       22282E102    2,279     95,186     SH            SOLE             95,186
CYPRESS SEMICONDUCTOR CORP            COM       232806109    2,709    519,011     SH            SOLE            519,011
DAVITA INC                            COM       23918K108    2,770     48,593     SH            SOLE             48,593
EXTERRAN HOLDINGS, INC                COM       30225X103    1,680     52,551     SH            SOLE             52,551
GENTEK INC                            COM       37245X203    4,061    157,947     SH            SOLE            157,947
MAIDEN HOLDINGS, LTD                  COM       G5753U112    8,474  1,948,165     SH            SOLE          1,948,165
MCG CAPITAL CORP                      COM       58047P107       84     32,066     SH            SOLE             32,066
MEDASSETS, INC                        COM       584045108    5,496    319,517     SH            SOLE            319,517
MI DEVELOPMENTS INC                   COM       55304X104    5,148    278,447     SH            SOLE            278,447
MICROSOFT CORP                        COM       594918104    3,837    143,749     SH            SOLE            143,749
NRG ENERGY, INC                       COM       629377508    4,522    182,712     SH            SOLE            182,712
PROTEIN DESIGN LABS INC         NOTE 2% 2/15/12 74369LAF0    1,488  2,000,000     PRN           SOLE          2,000,000
PHILIP MORRIS INTL INC                COM       718172109    4,533     94,235     SH            SOLE             94,235
SOLERA HOLDINGS INC                   COM       83421A104    5,308    184,821     SH            SOLE            184,821
SUNPOWER CORP                         PUT       867652959    7,426    104,700     SH     PUT    SOLE            104,700
SUNPOWER CORP CL A                    COM       867652109    7,412    104,500     SH            SOLE            104,500
TEEKAY CORP                           COM       Y8564W103    3,934    149,146     SH            SOLE            149,146
TEEKAY CORP                           CALL      Y8564W903    2,922    110,800     SH     CALL   SOLE            110,800
VULCAN MATLS CO                       COM       929160109    1,825     24,500     SH            SOLE             24,500
WALTER INDS INC                       COM       93317Q105    1,505     31,708     SH            SOLE             31,708
ZAPATA CORP                           COM       989070602      440     64,910     SH            SOLE             64,910